Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties (Note 3 at VIE)	$ 1,626,120	$ 2,102,175
Dr. Henglong Chen and its affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties (Note 3 at VIE)	932,616	1,227,773
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to related parties (Note 3 at VIE)	$ 693,504	$ 874,402